Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible assets, gross	$ 754,707	$ 712,569
Accumulated amortization	147,045	90,239
Net book value of amortizable intangible assets	607,662	622,330
Developed technology [Member]
Finite-lived intangible assets	472,792	447,842
Accumulated amortization	91,886	54,029
Patents [Member]
Finite-lived intangible assets	15,018	14,065
Accumulated amortization	7,727	6,523
Trademarks and trade names [Member]
Finite-lived intangible assets	59,988	59,019
Accumulated amortization	8,085	3,817
Customer relationships [Member]
Finite-lived intangible assets	146,690	100,679
Accumulated amortization	21,876	10,793
Non-compete agreement [Member]
Finite-lived intangible assets	10,843	10,354
Accumulated amortization	3,266	1,249
Capitalized software development costs [Member]
Finite-lived intangible assets	17,137	16,612
Accumulated amortization	14,205	13,828
In-process research and development [Member]
Indefinited lived intangible assets	32,239	63,998
Accumulated amortization
Research and development, developed technology [Member]
Finite-lived intangible assets	$ 23,700	$ 29,200
Useful life	7 years